Fair Value (Fair Value By Level) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Available-for-sale securities	$ 4,152,070	$ 4,177,349
Assets/liabilities measured at fair value
Assets:
Available-for-sale securities	4,152,070	4,177,349
Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available-for-sale securities	3,891,233	3,894,470
Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available-for-sale securities	232,951	254,972
Assets/liabilities measured at fair value | Equity securities
Assets:
Available-for-sale securities	27,886	27,907
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale securities	27,886	27,907
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available-for-sale securities	27,886	27,907
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale securities	4,124,184	4,131,837
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available-for-sale securities	3,891,233	3,876,865
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available-for-sale securities	232,951	254,972
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities		17,605
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available-for-sale securities		17,605
Measured on a recurring basis: | Assets/liabilities measured at fair value
Assets:
Available-for-sale securities	4,152,070	4,177,349
Measured on a recurring basis: | Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available-for-sale securities	3,891,233	3,894,470
Measured on a recurring basis: | Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available-for-sale securities	232,951	254,972
Measured on a recurring basis: | Assets/liabilities measured at fair value | Equity securities
Assets:
Available-for-sale securities	$ 27,886	$ 27,907